Share-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2026
Summary of Classification of Share-Based Compensation Expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026
	RMB	RMB	RMB	USD
General and administrative expenses	2,939	4,892	1,571	229
Sales and marketing expenses	183	134	80	12
Total share-based compensation	3,122	5,026	1,651	241

Summary of Aggregate Options Activity and Information Regarding Options Outstanding

A summary of the aggregate option activity and information regarding options outstanding for the periods presented are as below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
	(in thousand)	RMB	Years	RMB
Options outstanding on February 29, 2024	3,226	15.66	4.08	—
Granted	650	7.28	9.50
Forfeited	(85)	12.13	5.08
Expired	(25)	14.57	8.33
Exercised	(1,137)	5.95	8.99
Options outstanding on February 28, 2025	2,629	9.25	6.19	131.00
Granted	752	11.18	9.42
Forfeited	(37)	14.03	4.11
Expired	(822)	11.18	0.10
Exercised	(14)	5.49	1.92
Options outstanding on February 28, 2026	2,508	8.58	8.34	1,262.00
Options vested or expected to vest on February 28, 2026	2,508	8.58	8.34	1,262.00
Options exercisable on February 28, 2026	1,256	7.58	7.65	1,194.00
For years ended February 29, 2024, February 28, 2025 and 2026, the Group recognized share-based compensation expense of RMB3,122, RMB5,026 and RMB1,651 (US$241), respectively. As of February 28, 2026, there was RMB3,734 (US$544) in total unrecognized compensation cost related to non-vested share options, which is expected to be recognized over a weighted-average period of 1.98 years
Black-Scholes Option Pricing Model
Schedule of Assumptions to Estimate Fair Value of Options Granted

The Group used the Black-Scholes option pricing model and the following assumptions to estimate the fair value of the options granted and repriced during the year ended February 28, 2025 and 2026 with reference to the closing price of the Company on the measurement dates.

	For the Year Ended	For the Year Ended
	February 28,	February 28,
	2025	2026
Average risk-free rate of interest	3.79% - 3.90%	4.35%
Estimated volatility rate	52% - 61%	45% - 76%
Dividend yield	0%	0%
Life of options	10 years	10 years